CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Current assets
Cash and cash equivalents	$ 108,111	$ 97,336
Restricted cash	31,836	54,417
Term deposits	12,202	14,621
Accounts receivable, net of allowance for doubtful accounts of $8,055 and $14,329 as of March 31, 2015 and 2016, respectively	74,163	59,650
Inventories	4,015	2,661
Deferred tax assets-current	8,064	5,949
Amounts due from a related party	4,653
Prepaid expenses and other current assets	62,659	44,031
Total current assets	305,703	278,665
Property and equipment, net	130,170	105,022
Acquired intangible assets, net	37,179	30,634
Goodwill	108,839	72,101
Long-term investments	200,108	129
Deferred tax assets-non-current	8,077	2,212
Rental deposit and other non-current assets	13,565	10,238
TOTAL ASSETS	803,641	499,001
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $19,530 and $22,685 of March 31, 2015 and 2016, respectively)	28,135	23,526
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $30,631 and $41,319 of March 31, 2015 and 2016, respectively)	47,404	36,790
Income tax payable (including income tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $6,254 and $7,386 of March 31, 2015 and 2016, respectively)	8,216	7,539
Deferred revenues (including deferred revenues of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc.of $31,786 and $52,210 of March 31, 2015 and 2016, respectively)	61,881	38,457
Deferred government subsidy-current (including deferred government subsidy - current of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $63 and nil of March 31, 2015 and 2016, respectively)		63
Short-term borrowings (including short-term borrowings of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $56,772 and $53,364 of March 31, 2015 and 2016, respectively)	53,364	56,772
Total current liabilities	199,000	163,147
Long-term borrowings (including long term borrowings of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of nil and $229,467 of March 31, 2015 and 2016, respectively)	229,467
Deferred tax liabilities-non-current (including deferred tax liabilities-non-current of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $6,670 and $9,422 of March 31, 2015 and 2016, respectively)	9,772	7,506
TOTAL LIABILITIES	438,239	170,653
Commitments and contingencies (Note 23)
iKang Healthcare Group, Inc. shareholders' equity
Additional paid-in capital	436,746	419,862
Statutory reserve	11,529	8,399
Accumulated deficit	(98,215)	(113,410)
Accumulated other comprehensive income/(loss)	(7,577)	3,936
Total iKang Healthcare Group, Inc. shareholders' equity	342,826	319,130
Non-controlling interests	22,576	9,218
TOTAL EQUITY	365,402	328,348
TOTAL LIABILITIES AND EQUITY	803,641	499,001
Class A common shares
iKang Healthcare Group, Inc. shareholders' equity
Common shares	335	335
Class C common shares
iKang Healthcare Group, Inc. shareholders' equity
Common shares	$ 8	$ 8